Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (23,983,408)	$ (28,254,102)	$ (25,785,792)	$ 10,115
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for exploration costs - related party	24,000,000
Impairment loss on mineral claims		(23,500,000)	23,500,000
Interest inferred on debt		945	945	516
Stock issued for compensation		272,000	280,000
Benefit from conversion of debt		4,391,200
Amortization of debt discounts and deferred charges	429,306	17,583	439,374
Loss from valuation and revaluation of convertible debt	(740,280)		1,223,529
Gain on debt settlement	(2,306)	(96,819)	(96,819)	(72,328)
Changes in operating assets and liabilities
Accounts payable	23,685	7,610	10,546	37,107
Due to related party	3,250		17,500
Net Cash Used in Operating Activities	(269,753)	(161,583)	(410,717)	(24,590)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in mineral lease	(15,000)		(51,000)
Net cash (used in) investing activities	(15,000)		(51,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory notes			120,000
Proceeds from convertible debt	399,083	191,450	498,880
Debt issue costs	(56,333)
Repayment of promissory note	(20,000)
Proceeds from related party advances				24,590
Repayment of related party advances		(12,860)	(24,590)
Repayment of convertible notes	(40,500)		(130,000)
Net Cash Provided by Financing	282,250	178,590	464,290
Net (Decrease) Increase in Cash	(2,503)	17,007	2,573
Cash at Beginning of Year	2,573
CASH AT END OF YEAR	70	17,007	2,573
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCIAL ACTIVITIES:
Shares issued for property		23,500,000	23,500,000
Shares issued for debt	$ 191,123	$ 4,400,000
Conversion of convertible to common stock			376,063
OTHER SUPPLEMENTAL DISCLOSURE
Taxes paid
Interest paid			$ 61,080